PROPERTY AND EQUIPMENT, NET - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment gross	$ 401,171	$ 604,105
Accumulated depreciation	215,879	429,691
Depreciated cost	185,292	174,414
Computers and peripheral equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	67,260	249,677
Accumulated depreciation	19,017	204,631
Internal use software
Property, Plant and Equipment [Line Items]
Property and equipment gross	301,632	309,383
Accumulated depreciation	175,660	194,262
Office furniture and equipment
Property, Plant and Equipment [Line Items]
Property and equipment gross	3,663	3,148
Accumulated depreciation	758	78
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment gross	28,616	41,897
Accumulated depreciation	$ 20,444	$ 30,720